Note 2 - Consolidation - 10Q	9 Months Ended
Jun. 30, 2013
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

NOTE 2. CONSOLIDATION

The consolidated financial statements include the accounts of National and its wholly owned subsidiaries. National operates primarily through National Securities Corporation (“National Securities”), vFinance Investments, Inc. (“vFinance Investments”) (collectively, the “Broker-Dealer Subsidiaries”) and National Asset Management, Inc. The Broker-Dealer Subsidiaries conduct a national securities brokerage business through its main offices in New York, New York, Boca Raton, Florida, and Seattle, Washington. In December 2012, the Company filed for the withdrawal of Registration of Equity Station as a broker dealer with the Financial Industry Regulatory Authority, Inc. ("FINRA"). In February 2013 FINRA approved the withdrawal of registration by EquityStation as a broker-dealer. Prior to the request for withdrawal being filed, the Company requested and received permission from FINRA for all of the business of Equity Station be transferred to vFinance Investments, Inc. to allow for further consolidation of operations and thus cost savings. This transfer of business was completed in December 2012. Due to the continued decline in revenues associated with Equity Station, the Company ceased conducting business through its Direct Market Access platform.

Through its Broker-Dealer Subsidiaries, the Company (1) offers full service retail brokerage to approximately 39,000 high net worth individual and institutional clients, (2) provides investment banking, merger and acquisition and advisory services to micro, small and mid-cap high growth companies, and (3) engages in trading securities, including making markets in over 5,800 securities, providing liquidity in both foreign and domestic issues on a variety of exchanges and also providing execution and technical analysis in the United States Treasury marketplace. The Broker-Dealer Subsidiaries are introducing brokers and clear all transactions through clearing organizations on a fully disclosed basis. They are registered with the Securities and Exchange Commission (the “SEC”), are members of the FINRA, Securities Investor Protection Corporation ("SIPC") and are also members of the National Futures Association ("NFA").

Our wholly owned subsidiary, National Asset Management, Inc., a Washington corporation ("NAM"), is a federally-registered investment adviser providing asset management advisory services to high net worth clients for a fee based upon a percentage of assets managed.

Our wholly owned subsidiary, National Insurance Corporation, a Washington corporation ("National Insurance"), provides fixed insurance products to its clients, including life insurance, disability insurance, long term care insurance and fixed annuities.